OIL AND NATURAL GAS PROPERTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
OIL AND NATURAL GAS PROPERTIES

6. OIL AND NATURAL GAS PROPERTIES

Oil and natural gas properties consisted of the following (in thousands):

	June 30, 2014	December 31, 2013
Oil and natural gas properties and related equipment
(successful efforts method)
Property (acreage) costs
Proved property	$641,468	$636,816
Unproved property	1,459	1,589

Total property costs	642,927	638,405
Materials and supplies	1,057	1,054
Land	751	751

Total	644,735	640,210
Less: Accumulated depreciation, depletion, amortization and impairments	(503,436)	(495,215)

Oil and natural gas properties and equipment, net	$141,299	$144,995

Depreciation, depletion, amortization and impairments consisted of the following (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
DD&A of oil and natural gas-related assets	$4,320	$4,767	$8,370	$9,565
Asset Impairments	45	—	194	—

Total	$4,365	$4,767	$8,564	$9,565

Impairment of Oil and Natural Gas Properties and Other Non-Current Assets

For the six months ended June 30, 2014, our non-cash impairment charges were approximately $0.1 million to impair the value of our oil and natural gas fields in Texas and Louisiana, with an immaterial amount being recorded during the three months ended June 30, 2014. For the three and six months ended June 30, 2013, we did not have an impairment to record. The impairment was recorded because the net capitalized costs of the properties exceeded the fair value of the properties as measured by estimated cash flows reported in a third party reserve report.

Asset Sales

During each of the three and six months ended June 30, 2014 and June 30, 2013, we sold miscellaneous surplus equipment for less than $0.1 million resulting in an immaterial gain on the asset sales.

Useful Lives

Our furniture, fixtures and equipment are depreciated over a life of one to seven years, buildings are depreciated over a life of 20 years and pipeline and gathering systems are depreciated over a life of 25 to 40 years.

Exploration and Dry Hole Costs

We recorded no exploration and dry hole costs for the three and six months ended June 30, 2014 and 2013, respectively. These costs represent abandonments of drilling locations, dry hole costs, delay rentals, geological and geophysical costs and the impairment, amortization and abandonment associated with leases on our unproved properties.

7. OIL AND NATURAL GAS PROPERTIES

Oil and natural gas properties consist of the following (in thousands):

	December 31,
	2013	2012
Oil and natural gas properties and related equipment
(successful efforts method)
Property (acreage) costs
Proved property	$636,816	$591,889
Unproved property	1,589	1,380

Total property costs	638,405	593,269
Materials and supplies	1,054	771
Land	751	751

Total	640,210	594,791
Less: Accumulated depreciation, depletion, amortization and impairments	(495,215)	(474,669)

Oil and natural gas properties and equipment, net	$144,995	$120,122

Depreciation, depletion, amortization and impairments consisted of the following (in thousands):

	Year Ended December 31,
	2013	2012
DD&A of oil and natural gas-related assets	$18,972	$11,732
Asset Impairments	2,357	109

Total	$21,329	$11,841

Impairment Charges

Our non-cash asset impairment charges for the year ended December 31, 2013 were $2.3 million, compared to $0.1 million for the same period in 2012. Our non-cash impairment charges in 2013 were approximately $2.1 million to impair the value of our oil and natural gas fields in Texas and Louisiana and $0.2 million to impair certain of our wells in the Woodford Shale.

Our non-cash impairment charges in 2012 were approximately $0.1 million to impair certain properties in the Woodford Shale. The impairment was recorded because the net capitalized costs of the properties exceeded the fair value of the properties as measured by estimated cash flows reported in a third party reserve report.

Asset Sales

In 2012, we sold our interests in 14 gross non-operated oil wells in Kansas and Nebraska for approximately $1.4 million in cash, and sold approximately $0.1 million in trucks and equipment resulting in no material gain or loss on the asset sales.

Useful Lives

Our furniture, fixtures and equipment are depreciated over a life of one to seven years, buildings are depreciated over a life of 20 years and pipeline and gathering systems are depreciated over a life of 25 to 40 years.

Exploration and Dry Hole Costs

We recorded no exploration and dry hole costs for the years ended December 31, 2013 and 2012. These costs represent abandonments of drilling locations, dry hole costs, delay rentals, geological and geophysical costs and the impairment, amortization and abandonment associated with leases on our unproved properties.